Note 11 - Deferred Charges, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 28, 2013
Note 11 - Deferred Charges, Net (Details) [Line Items]
Amortization of Financing Costs	$ 159	$ 460	$ 5,624
Deferred Finance Costs, Write Offs			3,952
Deferred Finance Charges [Member]
Note 11 - Deferred Charges, Net (Details) [Line Items]
Interest and Finance Cost			3,882
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent			(70)
Mojave Finance Inc. [Member]
Note 11 - Deferred Charges, Net (Details) [Line Items]
Amortization of Financing Costs		126
Newlead Albion and Newlead Venetico [Member]
Note 11 - Deferred Charges, Net (Details) [Line Items]
Payments to Acquire Businesses, Gross	498
Business Combination, Acquisition Related Costs, Percent	1.00%
Portigon Ag Credit Facility Amendment [Member]
Note 11 - Deferred Charges, Net (Details) [Line Items]
Deferred Finance Costs Additions				$ 250